Warrants	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Warrants

17.	Warrants
The following table summarizes information about the warrants at December 31, 2021, and 2020, and the changes for the years then ended:

	Number of warrants	Weighted average exercise price

Warrants outstanding, December 31, 2019	7,757,670	$ 0.30

Issued	8,501,573	1.91

Exercised	(13,369,876)	0.81

Warrants outstanding, December 31, 2020	2,889,367	3.70

Issued	11,590,941	3.47

Exercised	(757,250)	3.19

Expired	(60,000)	7.60

Warrants outstanding, December 31, 2021	13,663,058	$ 3.51

The Company’s warrants are exercisable only for common shares, unless otherwise noted. The following table summarizes information about warrants outstanding and exercisable at December 31, 2021:

Exercise price	Expiry date	Warrants outstanding	Weighted average remaining contracted life (years)

$1.30	February 7, 2022	12,862*	0.10****

$2.00	February 7, 2022	541,883	0.10****

$2.00	February 13, 2022	44,232	0.12****

$3.50	June 4, 2022	57,441**	0.42

$4.50	June 4, 2022	1,552,633	0.42

$3.70	January 2, 2023	391,632***	1.01

$4.60	January 2, 2023	2,812,375	1.01

US$2.50	April 14, 2025	525,000	3.29

$5.62	June 7, 2026	225,000	4.44

US$2.35	October 19, 2026	7,500,000	4.80

		13,663,058
* Exercisable to acquire one unit at $1.30 per unit until February 7, 2022. Each unit consists of one common share and one-half
of one warrant, with each whole warrant exercisable at $2.00 until February 7, 2022.
** Exercisable to acquire one unit at $3.50 per unit until June 4, 2022. Each unit consists of one common share and one-half
of one warrant, with each whole warrant exercisable at $4.50 until June 4, 2022.
*** Exercisable to acquire one unit at $3.70 per unit until January 2, 2023. Each unit consists of one common share and one-half
of one warrant, with each whole warrant exercisable at $4.60 until January 2, 2023.
**** Expired subsequently
During the year ended December 31, 2020, the Company issued a total of 165,000 warrants to key management personnel with a fair value of $287,230. The warrants issued have exercise prices ranging between $1.51 per share and $7.60 per share and expiry dates ranging between August 13, 2021 and December 21, 2021. The fair value of warrants issued for services discussed above and as share issuance costs (Note 16) and debt issuance costs Note 12(h)) was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	2021	2020

Risk-free interest rate	0.74%	0.26%

Dividend yield	0%	0%

Expected volatility	107%	147%

Expected life (years)	2.88	1.28

Forfeiture rate	0%	0%
Expected annualized volatility was determined through the comparison of historical share price volatilities used by similar publicly listed companies in similar industries.

16.	Warrants
The following table summarizes information about the warrants at December 31, 2020 and 2019, and the changes for the years then ended:

	Number of warrants	Weighted average exercise price
Warrants outstanding, December 31, 2018	—	$—
Issued	7,757,670	0.30

Warrants outstanding, December 31, 2019	7,757,670	0.30
Issued	8,501,573	1.91
Exercised	(13,369,876)	0.81

Warrants outstanding, December 31, 2020	2,889,367	$3.70

The Company’s warrants are exercisable only for common shares, unless otherwise noted. The following table summarizes information about warrants outstanding and exercisable at December 31, 2020:

Exercise price	Expiry date	Warrants outstanding		Weighted average remaining contracted life (years)
$ 1.60	August 13, 2021	45,000		0.62
$ 1.51	October 6, 2021	60,000		0.76
$ 7.60	December 21, 2021	60,000		0.97
$ 1.30	February 7, 2022	47,862	*	1.10
$ 2.00	February 7, 2022	656,733		1.10
$ 2.00	February 13, 2022	44,232		1.12
$ 3.50	June 4, 2022	296,308	**	1.42
$ 4.50	June 4, 2022	1,679,232		1.42

		2,889,367

*
Exercisable to acquire one unit at $1.30 per unit until February 7, 2022. Each unit consists of one
common share and
one-half
of one warrant, with each whole warrant exercisable at $2.00 until February 7, 2022.

**
Exercisable to acquire one unit at $3.50 per unit until June 4, 2022. Each unit consists of one common share and one-half
of one warrant, with each whole warrant exercisable at $4.50 until
June 4, 2022.

During the year ended
December 31, 2020
, the Company granted 500,000 warrants with a fair value of $80,324 to an agent for financial advisory services, which was recognized in marketing and investor relations expenses. The warrants are exercisable at a price of $0.25 per common share at any time after the volume weighted average price of the common shares is equal to or exceeds $0.62 until December 17, 2021 (the “
Advisory Warrants
”).
During the year ended
December 31, 2020
, the Company issued a total of 165,000 warrants to key management personnel with a fair value of $287,230. The warrants issued have exercise prices ranging between $1.51 per share and $7.60 per share and expiry dates ranging between August 13, 2021 and December 21, 2021.
The fair value of warrants issued for services discussed above and share issuance costs (note 15) was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	Year ended December 31
	2020	2019
Risk-free interest rate	0.26%	1.57%
Dividend yield	0%	0%
Expected volatility	147%	150%
Expected life (years)	1.28	1.0
Forfeiture rate	0%	0%
Expected annualized volatility was determined through the comparison of historical share price volatilities used by similar publicly listed companies in similar industries.